Workers Profit Sharing - Summary of Workers Profit Sharing (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Workers Profit Sharing [Line items]
Workers profit sharing	S/ 14,093	S/ 15,693	S/ 33,972
Cost of sales of goods and services [member]
Disclosure Of Workers Profit Sharing [Line items]
Workers profit sharing	6,531	15,234	27,618
Administrative expenses [member]
Disclosure Of Workers Profit Sharing [Line items]
Workers profit sharing	S/ 7,562	S/ 1,297	S/ 7,263